PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Consumer Discretionary - 10.3%
Leisure Products - 3.0%
YETI Holdings, Inc. (a)	29,800	$ 1,161,604

Retail - Discretionary - 7.3%
O'Reilly Automotive, Inc. (a)	3,500	2,905,350

Consumer Staples - 8.2%
Food - 3.2%
McCormick & Company, Inc.	17,400	1,293,168

Household Products - 5.0%
Church & Dwight Company, Inc.	17,000	1,424,260
Clorox Company (The)	3,500	544,040
		1,968,300
Energy - 0.8%
Oil & Gas Producers - 0.8%
Pioneer Natural Resources Company	1,600	320,656

Financials - 8.5%
Asset Management - 3.2%
T. Rowe Price Group, Inc.	11,200	1,257,536

Institutional Financial Services - 5.3%
FactSet Research Systems, Inc.	5,100	2,114,205

Health Care - 14.4%
Health Care Facilities & Services - 2.6%
ICON plc (a)	4,537	1,023,683

Medical Equipment & Devices - 11.8%
Mettler-Toledo International, Inc. (a)	1,885	2,702,544
ResMed, Inc.	5,300	1,128,900
Teleflex, Inc.	3,600	857,628
		4,689,072

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 25.3%
Electrical Equipment - 6.4%
AMETEK, Inc.	17,900	$ 2,533,924

Industrial Intermediate Products - 4.9%
RBC Bearings, Inc. (a)	8,350	1,918,913

Machinery - 8.2%
IDEX Corporation	11,000	2,474,780
Valmont Industries, Inc.	2,500	793,325
		3,268,105
Transportation & Logistics - 5.8%
Expeditors International of Washington, Inc.	22,100	2,310,776

Materials - 4.0%
Chemicals - 4.0%
Ecolab, Inc.	10,000	1,593,700

Technology - 23.0%
Semiconductors - 5.2%
NXP Semiconductors N.V.	4,400	785,312
Silicon Laboratories, Inc. (a)	7,100	1,267,563
		2,052,875
Software - 9.8%
ANSYS, Inc. (a)	6,820	2,070,620
Informatica, Inc. - Class A (a)	60,600	1,045,350
Pegasystems, Inc.	17,130	794,490
		3,910,460
Technology Hardware - 3.3%
Trimble, Inc. (a)	25,500	1,327,530

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Technology - 23.0% (Continued)
Technology Services - 4.7%
CoStar Group, Inc. (a)	26,250	$ 1,854,825

Total Common Stocks (Cost $14,265,458)		$ 37,504,682

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
Health Care - 2.8%
Biotech & Pharma - 2.8%
SPDR® S&P® Biotech ETF (a) (Cost $827,662)	13,300	$ 1,101,905

MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (b) (Cost $1,093,051)	1,093,051	$ 1,093,051

Total Investments at Value - 100.0% (Cost $16,186,171)		$ 39,699,638

Liabilities in Excess of Other Assets - 0.0% (c)		(10,652)

Net Assets - 100.0%		$ 39,688,986

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.
(c)	Percentage rounds to greater than 0.1%.